Warrants (Details) - $ / shares			1 Months Ended	3 Months Ended	8 Months Ended
	Sep. 30, 2024	Nov. 14, 2019	Feb. 29, 2024	Sep. 30, 2024	Sep. 30, 2024	Feb. 14, 2024	Dec. 31, 2023	Nov. 19, 2019
Warrants [Line Items]
Public warrants outstanding	9,192,500		2,500	9,192,500	9,192,500
Sale of Stock, Number of Shares Issued in Transaction	1				13,000,000
Exercise price (in Dollars per share)	$ 0.098			$ 0.098	$ 0.098
Warrants exercisable	30 days	5 years		30 days	30 days
Warrants expiration term					5 years
Exercise price (in Dollars per share)			$ 1.39		$ 18
Warrants to purchase			612,746			324,999
Preferred stock, shares issued		2,845,597				3,999,997
Adjusted stock split (in Dollars per share)			$ 9.2
Per share price (in Dollars per share)	$ 0.09			$ 0.09	$ 0.09	$ 4.9
Shares of preferred stock	2,500			2,500	2,500		29,770,205
Public Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)	$ 11.5			$ 11.5	$ 11.5
Warrants exercisable	30 days			30 days	30 days
Warrant [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)	$ 10			$ 10	$ 10
Exercise price (in Dollars per share)					0.01
Warrants to purchase		426,839
Per share price (in Dollars per share)	1			1	1
Series A Preferred Stock [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)	800			$ 800	$ 800
Conversion shares				38,000
Minimum [Member]
Warrants [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				1,700,000
Trading days					20 years
Maximum [Member]
Warrants [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					20,900,000
Trading days					30 days
Series A Preferred Stock [Member]
Warrants [Line Items]
Conversion shares				38
Preferred stock, shares issued						415,498		2,845,597
Per share price (in Dollars per share)	$ 10			$ 10	$ 10
Shares of preferred stock							24,614,402
Series A Preferred Stock [Member] | Warrant [Member]
Warrants [Line Items]
Warrants to purchase		1,849,638
Series A Preferred Stock [Member] | Series A Preferred Stock [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)		$ 1.7571
Warrants to purchase		1,422,799
Conversion shares		100
Preferred stock, shares issued		2,845,597
Series A Preferred Stock [Member] | Predecessor [Member] | Warrant [Member]
Warrants [Line Items]
Conversion shares		2,845,597